Expense Example - American Funds U.S. Small & Mid Cap Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 663
Expense Example, with Redemption, 3 Years	961
Expense Example, with Redemption, 5 Years	1,281
Expense Example, with Redemption, 10 Years	2,186
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	445
Expense Example, with Redemption, 3 Years	763
Expense Example, with Redemption, 5 Years	1,104
Expense Example, with Redemption, 10 Years	2,064
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	625
Expense Example, with Redemption, 5 Years	1,113
Expense Example, with Redemption, 10 Years	2,281
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,144
Expense Example, with Redemption, 10 Years	2,105
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,940
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	336
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	955
Expense Example, with Redemption, 10 Years	1,862
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	342
Expense Example, with Redemption, 3 Years	653
Expense Example, with Redemption, 5 Years	986
Expense Example, with Redemption, 10 Years	1,927
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,255
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,370
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,687
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	1,324
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	1,393
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,754
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,428
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,313
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,654
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,984
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,145
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	625
Expense Example, with Redemption, 5 Years	1,113
Expense Example, with Redemption, 10 Years	2,459
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	625
Expense Example, with Redemption, 5 Years	1,113
Expense Example, with Redemption, 10 Years	2,459
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	$ 1,255